Revenue - Narrative (Details) $ in Thousands, £ in Millions		3 Months Ended
	Jan. 01, 2018	Apr. 30, 2018 GBP (£)	Dec. 21, 2017 USD ($)	Dec. 21, 2017 GBP (£)	Oct. 04, 2016 USD ($)	Oct. 04, 2016 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue recognized | £		£ 3.1
Sarepta Deferred Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income					$ 40,000	£ 32.8
Future milestone payments					22,000	17.2
Research and development costs percentage, entity responsibility	55.00%
Research and development costs percentage, third party responsibility	45.00%
Research and development costs, minimum percentage of budgeted amount	110.00%
Sarepta Deferred Revenue Agreement | Specified Sales Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments					330,000
Sarepta Deferred Revenue Agreement | Ezutromid | Specified Development Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments					20,000
Sarepta Deferred Revenue Agreement | Ezutromid | Specified Regulatory Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments					150,000
Sarepta Deferred Revenue Agreement | Utrophin Modulators | Specified Development Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments					65,000
Sarepta Deferred Revenue Agreement | Utrophin Modulators | Specified Regulatory Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments					225,000
Sarepta Deferred Revenue Agreement | PhaseOut DMD Trial
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments					$ 22,000	£ 17.2
Eurofarma Deferred Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income			$ 2,500	£ 1.9
Eurofarma Deferred Revenue Agreement | Specified Development Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments			3,750
Eurofarma Deferred Revenue Agreement | Other Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments			21,500
Future milestone payments, maximum cumulative net sales benchmark			100,000
Future milestone payments, cumulative net sales incremental benchmark			$ 100,000